The Ambassador Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2024 (Unaudited)

Principal Amount[1]		Value
	EVENT LINKED BONDS — 88.3%
	EUROPE — 5.7%
	EARTHQUAKE — 0.9%
	Azzurro Re II DAC
2,250,000	3-Month Euribor + 650.00 basis points, 4/20/2028[2,3]	$2,436,283
	MULTI-PERIL — 1.0%
	King Max Re DAC
1,000,000	1/6/2027	1,078,355
	Orange Capital Re DAC
1,400,000	3-Month Euribor + 332.00 basis points, 1/17/2025[2,3]	1,502,424
		2,580,779
	WINDSTORM — 3.8%
	Blue Sky Re DAC
2,750,000	3-Month Euribor + 575.00 basis points, 1/26/2027[2,3,4]	3,053,572
	Eiffel Re Ltd.
1,500,000	3-Month Euribor + 332.50 basis points, 1/19/2027[2,3]	1,625,000
	Hexagon IV Re Ltd.
1,000,000	3-Month Euribor + 1,650.00 basis points, 1/21/2026[2,3,4]	1,099,675
	Quercus Re DAC
2,000,000	3-Month Euribor + 800.00 basis points, 7/8/2027[2,3]	2,163,420
	Taranis Reinsurance DAC
1,300,000	3-Month Euribor + 600.00 basis points, 1/21/2028[2,3,4]	1,398,766
	Windmill III Re DAC
1,000,000	3-Month Euribor + 525.00 basis points, 7/5/2028[2,3]	1,078,355
		10,418,788
	TOTAL EUROPE
	(Cost $15,396,301)	15,435,850
	GLOBAL — 25.9%
	MULTI-PERIL — 25.9%
	Aragonite Re Ltd.
750,000	3-Month U.S. Treasury Bill + 525.00 basis points, 4/7/2027[2,3,4]	760,575
	Atlas Capital DAC
3,000,000	SOFR Rate + 1,250.00 basis points, 6/8/2027[2,3]	3,180,000
	Bowline Re Ltd. Series 2022-1
1,500,000	3-Month U.S. Treasury Bill + 635.00 basis points, 5/23/2025[2,3,4,5]	1,482,300
	Fuchsia 2023-1 London Bridge 2 PCC Ltd.
1,000,000	3-Month U.S. Treasury Bill + 1,000.00 basis points, 4/6/2027[2,3,4]	1,017,200
	Kendall Re Ltd.
7,000,000	3-Month U.S. Treasury Bill + 625.00 basis points, 4/30/2027[2,3]	7,140,000
	Kilimanjaro II Re Ltd.
1,500,000	3-Month U.S. Treasury Bill + 625.00 basis points, 6/30/2028[2,3,4]	1,512,300
1,000,000	3-Month U.S. Treasury Bill + 725.00 basis points, 6/30/2028[2,3,4]	1,009,600
	Kilimanjaro III Re Ltd.
175,000	3-Month U.S. Treasury Bill + 991.00 basis points, 12/19/2024[2,3,4]	166,093

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2024 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
4,250,000	3-Month U.S. Treasury Bill + 456.00 basis points, 4/21/2025[2,3,4]	$4,174,350
2,000,000	3-Month U.S. Treasury Bill + 1,236.00 basis points, 4/21/2025[2,3,4]	1,889,200
7,250,000	3-Month U.S. Treasury Bill + 585.00 basis points, 6/25/2025[2,3]	7,292,050
3,250,000	3-Month U.S. Treasury Bill + 456.00 basis points, 4/20/2026[2,3,4,5]	3,155,425
8,250,000	3-Month U.S. Treasury Bill + 1,236.00 basis points, 4/20/2026[2,3,4]	7,591,980
	Matterhorn Re Ltd.
2,500,000	SOFR Rate + 525.00 basis points, 3/24/2025[2,3]	2,426,750
2,250,000	SOFR Rate + 575.00 basis points, 12/8/2025[2,3]	1,966,500
	Mona Lisa Re Ltd.
250,000	3-Month U.S. Treasury Bill + 1,225.00 basis points, 1/8/2026[2,3,4]	257,800
1,250,000	3-Month U.S. Treasury Bill + 975.00 basis points, 6/25/2027[2,3,4]	1,310,250
	Montoya Re Ltd.
4,000,000	1-Month U.S. Treasury Bill + 710.00 basis points, 4/7/2025[2,3,4]	3,973,600
	Mystic Re IV Ltd.
6,080,000	3-Month U.S. Treasury Bill + 917.00 basis points, 1/8/2026[2,3,4]	6,219,840
	Northshore Re II Ltd.
1,000,000	3-Month U.S. Treasury Bill + 800.00 basis points, 7/8/2025[2,3]	1,015,000
	Ocelot Re Ltd.
500,000	3-Month U.S. Treasury Bill + 775.00 basis points, 1/7/2027[2,3,4]	490,350
	Ramble Re Ltd.
3,000,000	3-Month U.S. Treasury Bill + 625.00 basis points, 3/5/2027[2,3,4]	2,855,700
	Sakura Re Ltd.
4,500,000	3-Month U.S. Treasury Bill + 241.00 basis points, 4/7/2025[2,3]	4,478,400
1,875,000	3-Month U.S. Treasury Bill + 364.00 basis points, 4/7/2025[2,3]	1,866,937
	Titania Re Ltd.
2,000,000	1-Month U.S. Treasury Bill + 1,253.00 basis points, 2/27/2026[2,3,4]	2,055,600
	Wrigley Re Ltd.
1,000,000	3-Month U.S. Treasury Bill + 650.00 basis points, 8/7/2026[2,3,4]	1,010,100
	TOTAL GLOBAL
	(Cost $70,666,261)	70,297,900
	JAPAN — 5.8%
	EARTHQUAKE — 1.7%
	Nakama Re Ltd.
4,250,000	3-Month U.S. Treasury Bill + 220.00 basis points, 1/14/2025[2,3]	4,254,250
	Nakama Re Pte Ltd.
250,000	3-Month U.S. Treasury Bill + 205.00 basis points, 10/13/2026[2,3]	250,375
		4,504,625
	MULTI-PERIL — 4.1%
	Tomoni Re Pte Ltd.
6,900,000	3-Month U.S. Treasury Bill + 209.00 basis points, 4/7/2026[2,3]	6,900,000
3,000,000	3-Month U.S. Treasury Bill + 400.00 basis points, 4/5/2028[2,3]	3,027,900
	Umigame Re Pte Ltd.
250,000	3-Month U.S. Treasury Bill + 225.00 basis points, 4/7/2025[2,3]	248,175

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2024 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
1,000,000	3-Month U.S. Treasury Bill + 250.00 basis points, 4/7/2025[2,3]	$994,400
		11,170,475
	TOTAL JAPAN
	(Cost $15,548,221)	15,675,100
	UNITED STATES — 50.9%
	EARTHQUAKE — 6.5%
	Logistics Re Ltd.
750,000	3-Month U.S. Treasury Bill + 387.50 basis points, 12/20/2024[2,3]	747,150
	Merna Reinsurance II Ltd.
2,000,000	3-Month U.S. Treasury Bill + 385.00 basis points, 4/7/2025[3,6]	2,020,000
	Phoenician Re Ltd.
2,075,000	3-Month U.S. Treasury Bill + 289.80 basis points, 12/14/2024[2,3]	2,077,075
	Torrey Pines Re Ltd.
5,475,000	3-Month U.S. Treasury Bill + 521.60 basis points, 6/5/2026[2,3,4]	5,543,985
	Ursa Re Ltd.
3,000,000	3-Month U.S. Treasury Bill + 550.00 basis points, 12/6/2025[2,3,4]	3,039,000
	Veraison Re Ltd.
3,750,000	1-Month U.S. Treasury Bill + 691.40 basis points, 3/9/2026[3,6]	3,902,625
	Wrigley Re Ltd.
250,000	3-Month U.S. Treasury Bill + 700.00 basis points, 8/7/2026[2,3,4]	259,450
		17,589,285
	MULTI-PERIL — 18.7%
	Aquila Re I Ltd. Series 2023-1
250,000	3-Month U.S. Treasury Bill + 565.00 basis points, 6/8/2026[2,3,4]	250,850
	Aquila Re I Ltd. Series 2024-1
500,000	3-Month U.S. Treasury Bill + 550.00 basis points, 6/7/2027[2,3,4]	494,200
	Finca Re Ltd.
3,000,000	3-Month U.S. Treasury Bill + 826.00 basis points, 6/6/2025[2,3,4]	3,028,500
	Foundation Re IV Ltd.
5,500,000	3-Month U.S. Treasury Bill + 625.00 basis points, 1/8/2027[2,3,4]	5,569,850
	Four Lakes Re Ltd.
2,260,000	3-Month U.S. Treasury Bill + 646.00 basis points, 1/7/2026[2,3,4]	2,300,454
	Herbie Re Ltd.
2,750,000	3-Month U.S. Treasury Bill + 673.00 basis points, 1/8/2025[2,3,4]	2,703,250
	High Point Re Ltd.
750,000	3-Month U.S. Treasury Bill + 575.00 basis points, 1/6/2027[2,3,4]	751,650
	Locke Tavern Re Ltd.
1,425,000	3-Month U.S. Treasury Bill + 478.20 basis points, 4/9/2026[2,3]	1,416,735
	Long Point Re IV Ltd.
2,500,000	3-Month U.S. Treasury Bill + 425.00 basis points, 6/1/2026[2,3,4]	2,518,750
	Mayflower Re Ltd.
1,000,000	1-Month U.S. Treasury Bill + 450.00 basis points, 7/8/2027[2,3,4]	1,000,400
	Merna Reinsurance II Ltd.

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2024 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
4,500,000	3-Month U.S. Treasury Bill + 775.00 basis points, 7/7/2026[2,3,5]	$4,578,750
5,000,000	3-Month U.S. Treasury Bill + 850.00 basis points, 7/7/2027[2,3,4]	4,962,500
	Residential Reinsurance 2020 Ltd.
250,000	3-Month U.S. Treasury Bill + 629.00 basis points, 12/6/2024[2,3]	240,650
	Residential Reinsurance 2022 Ltd.
2,000,000	3-Month U.S. Treasury Bill + 421.00 basis points, 6/6/2026[2,3]	1,893,800
	Residential Reinsurance 2023 Ltd.
2,750,000	3-Month U.S. Treasury Bill + 653.00 basis points, 6/6/2027[2,3]	2,679,875
1,500,000	3-Month U.S. Treasury Bill + 592.00 basis points, 12/6/2027[2,3]	1,503,450
	Sanders Re II Ltd.
3,500,000	3-Month U.S. Treasury Bill + 300.00 basis points, 4/7/2025[2,3]	3,435,600
1,000,000	3-Month U.S. Treasury Bill + 325.00 basis points, 4/7/2025[2,3]	980,900
	Sanders Re III Ltd.
2,500,000	3-Month U.S. Treasury Bill + 645.00 basis points, 6/7/2025[2,3]	2,538,750
3,125,000	3-Month U.S. Treasury Bill + 627.00 basis points, 4/7/2027[2,3]	3,183,750
	Sussex Capital UK PCC Ltd.
2,000,000	3-Month U.S. Treasury Bill + 836.00 basis points, 1/8/2025[2,3]	1,944,000
	Yosemite Re Ltd.
3,000,000	3-Month U.S. Treasury Bill + 1,059.50 basis points, 6/6/2025[2,3]	3,033,300
		51,009,964
	WINDSTORM — 25.7%
	3264 Re Ltd.
1,500,000	3-Month U.S. Treasury Bill + 700.00 basis points, 7/8/2027[2,3,4]	1,517,100
	Alamo Re Ltd.
10,250,000	1-Month U.S. Treasury Bill + 600.00 basis points, 6/7/2027[2,3]	10,373,102
	Bayou Re Ltd.
4,500,000	1-Month U.S. Treasury Bill + 850.00 basis points, 4/30/2027[2,3,4]	4,484,070
	Blue Ridge Re Ltd.
4,750,000	3-Month U.S. Treasury Bill + 525.00 basis points, 1/8/2027[2,3,4]	4,702,500
	Bonanza Re Ltd.
1,500,000	3-Month U.S. Treasury Bill + 845.00 basis points, 1/8/2026[2,3]	1,512,000
	Cape Lookout Re Ltd.
8,650,000	1-Month U.S. Treasury Bill + 842.00 basis points, 4/28/2026[2,3]	8,736,500
	Charles River Re Ltd.
1,750,000	1-Month U.S. Treasury Bill + 675.00 basis points, 5/10/2027[2,3]	1,749,790
	Citrus Re Ltd.
3,000,000	3-Month U.S. Treasury Bill + 877.00 basis points, 6/7/2026[2,3,4]	3,007,020
	Commonwealth Re Ltd.
1,500,000	3-Month U.S. Treasury Bill + 427.00 basis points, 7/8/2026[2,3,4]	1,509,000
	Everglades Re II Ltd.
1,000,000	1-Month U.S. Treasury Bill + 1,050.00 basis points, 5/13/2027[2,3,4]	1,000,600
	Fish Pond Re Ltd.
4,250,000	1-Month U.S. Treasury Bill + 400.00 basis points, 1/8/2027[2,3,4]	4,255,950
	Gateway Re Ltd.

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2024 (Unaudited)

Principal Amount[1]		Value
	WINDSTORM (Continued)
250,000	1-Month U.S. Treasury Bill + 928.00 basis points, 5/12/2025[2,3,4]	$252,500
1,000,000	1-Month U.S. Treasury Bill + 1,396.00 basis points, 2/24/2026[2,3,4]	1,029,660
3,500,000	1-Month U.S. Treasury Bill + 550.00 basis points, 7/8/2027[2,3,4]	3,496,850
	Integrity Re Ltd.
1,000,000	1-Month U.S. Treasury Bill + 2,300.00 basis points, 6/6/2026[2,3]	980,460
	Lightning Re Series 2023-1
12,500,000	3-Month U.S. Treasury Bill + 1,100.00 basis points, 3/31/2026[2,3,4]	12,631,250
	Lower Ferry Re Ltd.
250,000	1-Month U.S. Treasury Bill + 443.00 basis points, 7/8/2026[2,3,4]	250,200
	Marlon Ltd.
1,000,000	3-Month U.S. Treasury Bill + 700.00 basis points, 6/7/2027[2,3,4]	999,000
	Merna Reinsurance II Ltd.
250,000	3-Month U.S. Treasury Bill + 753.00 basis points, 7/7/2025[2,3]	246,125
	Nature Coast Re Ltd.
2,900,000	3-Month U.S. Treasury Bill + 1,000.00 basis points, 12/7/2026[2,3,4]	2,845,480
750,000	3-Month U.S. Treasury Bill + 1,350.00 basis points, 12/7/2026[2,3,4]	735,900
	Palm Re Ltd.
1,600,000	1-Month U.S. Treasury Bill + 950.00 basis points, 6/7/2027[2,3,4]	1,589,760
	Sabine Re Ltd.
2,000,000	1-Month U.S. Treasury Bill + 825.00 basis points, 4/7/2027[2,3,4]	2,002,800
		69,907,617
	TOTAL UNITED STATES
	(Cost $138,662,210)	138,506,866
	TOTAL EVENT LINKED BONDS
	(Cost $240,272,993)	239,915,716
	PREFERRED NOTES — 14.2%
	GLOBAL — 4.9%
	MULTI-PERIL — 4.9%
	Consulate Re 2024-2A
5,000,000	4.550%, 1/7/2025[7,8]	4,568,000
	Consulate Re 2024-3A
5,000,000	4.550%, 1/7/2025[7,8]	4,365,500
	Consulate Re 2024-8A
5,000,000	4.550%, 7/14/2025[7,8]	4,488,000
	TOTAL GLOBAL
	(Cost $13,421,309)	13,421,500
	UNITED STATES — 9.3%
	MULTI-PERIL — 3.4%
	Consulate Re 2024-1A
5,000,000	4.550%, 1/7/2025[7,8]	4,627,500
	Consulate Re 2024-5A
5,000,000	4.550%, 4/21/2025[7,8]	4,668,500
		9,296,000

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2024 (Unaudited)

Principal Amount[1]		Value
	WINDSTORM — 5.9%
	Consulate Re 2024-4A
7,500,000	4.550%, 12/31/2024[7,8]	$6,822,750
	Consulate Re 2024-6A
5,000,000	4.550%, 12/31/2024[7,8]	4,601,500
	Consulate Re 2024-7A
5,000,000	4.550%, 12/15/2024[7,8]	4,607,000
		16,031,250
	TOTAL UNITED STATES
	(Cost $25,327,414)	25,327,250
	TOTAL PREFERRED NOTES
	(Cost $38,748,723)	38,748,750

Number of Shares
	SHORT-TERM INVESTMENTS — 1.0%
2,636,341	Fidelity Investments Money Market Government Portfolio - Class I 5.14%[9]	2,636,341
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,636,341)	2,636,341
	TOTAL INVESTMENTS — 103.5%
	(Cost $281,658,057)	281,300,807
	Liabilities in Excess of Other Assets — 3.5%	(9,499,350)
	TOTAL NET ASSETS — 100.0%	$271,801,457

Principal Amount
	SECURITIES SOLD SHORT — (3.7)%
	REPURCHASE AGREEMENTS — (3.7)%
$(10,000,000)	Agreement with UMB Bank, N.A., dated 3/21/2022, Federal Funds Range - Upper Limit (FFTRU) plus 50 basis points paid monthly, collateralized by various securities with a market value of $20,276,000	(10,000,000)
	TOTAL REPURCHASE AGREEMENTS
	(Proceeds $10,000,000)	(10,000,000)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $10,000,000)	$(10,000,000)

[1]	Local currency.
[2]	Floating rate security. Floating rate security. Reference rates as of July 31, 2024 are as follows: 1-Month U.S. Treasury Bill 5.49%, 3-Month U.S. Treasury Bill 5.41%, Secured Overnight Financing Rate (SOFR) 5.38%, and 3-Month Term SOFR 5.36%. Actual reference rates may vary based on the reset date of the security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $238,837,361, which represents 87.9% of total net assets of the Fund.
[4]	Callable.
[5]	All or a portion of this security is segregated as collateral for forward contracts. The market value of the securities pledged as collateral was $7,209,180, which represents 2.7% of total net assets of the Fund.
[6]	Variable rate security. Rate shown is the rate in effect as of July 31, 2024.
[7]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2024 (Unaudited)

[8]	Restricted security, represents 14.3% of Total Net Assets. The total value of this security is $38,748,750.
[9]	The rate is the annualized seven-day yield at period end.

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At July 31, 2024	Unrealized Appreciation (Depreciation)
Euro	UMB Bank NA	EUR per USD	12/12/2024	1,750,000	1,904,175	1,906,241	$2,066
					1,904,175	1,906,241	2,066

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At July 31, 2024	Unrealized Appreciation (Depreciation)
Euro	UMB Bank NA	EUR per USD	11/12/2024	(500,000)	(540,550)	(543,850)	(3,300)
Euro	UMB Bank NA	EUR per USD	12/5/2024	(1,000,000)	(1,095,280)	(1,088,911)	6,369
Euro	UMB Bank NA	EUR per USD	12/12/2024	(2,750,000)	(3,054,700)	(2,995,522)	59,178
Euro	UMB Bank NA	EUR per USD	3/20/2025	(2,250,000)	(2,459,025)	(2,460,778)	(1,753)
Euro	UMB Bank NA	EUR per USD	4/23/2025	(900,000)	(974,592)	(985,837)	(11,245)
Euro	UMB Bank NA	EUR per USD	4/23/2025	(1,550,000)	(1,681,440)	(1,697,830)	(16,390)
Euro	UMB Bank NA	EUR per USD	6/10/2025	(1,000,000)	(1,084,280)	(1,097,776)	(13,496)
Euro	UMB Bank NA	EUR per USD	6/10/2025	(1,500,000)	(1,641,600)	(1,646,664)	(5,064)
Euro	UMB Bank NA	EUR per USD	6/10/2025	(1,848,000)	(2,004,027)	(2,028,691)	(24,664)
Euro	UMB Bank NA	EUR per USD	7/15/2025	(2,000,000)	(2,199,400)	(2,199,069)	331
					(16,734,894)	(16,744,928)	(10,034)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(14,830,719)	$(14,838,687)	$(7,968)

EUR – Euro